Stock-based compensation plans - Summary of Unexercised Stock Acquisition Rights (Detail)	12 Months Ended
	Mar. 31, 2024 shares ¥ / shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise term	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.
Number of share options outstanding in share-based payment arrangement	19,561,900	19,691,500	16,544,300	19,561,900	14,022,400
Series 24th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 4, 2012
Exercise term	December 4, 2013 to December 3, 2022
Exercise price | ¥ / shares	¥ 932
Number of share options outstanding in share-based payment arrangement			14,700
Series 25th date of options Granted on December 4, 2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 4, 2012
Exercise term	December 4, 2013 to December 3, 2022
Exercise price | $ / shares				$ 11.23
Number of share options outstanding in share-based payment arrangement			77,900
Series 26th date of options Granted on November20, 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2013
Exercise term	November 20, 2014 to November 19, 2023
Exercise price | ¥ / shares	¥ 2,007
Number of share options outstanding in share-based payment arrangement		14,400	47,000
Series 27th date of options Granted on November20, 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2013
Exercise term	November 20, 2014 to November 19, 2023
Exercise price | $ / shares				$ 20.01
Number of share options outstanding in share-based payment arrangement		110,700	127,300
Series 28th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015 to November 19, 2024
Exercise price | ¥ / shares	¥ 2,410.5
Number of share options outstanding in share-based payment arrangement	83,500	132,500	190,900	83,500
Series 29th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015 to November 19, 2024
Exercise price | $ / shares				$ 20.67
Number of share options outstanding in share-based payment arrangement	122,700	135,500	154,100	122,700
Series 30th date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016 to November 18, 2025
Exercise price | ¥ / shares	¥ 3,404
Number of share options outstanding in share-based payment arrangement	89,000	186,900	252,600	89,000
Series 31st date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016 to November 18, 2025
Exercise price | $ / shares				$ 27.51
Number of share options outstanding in share-based payment arrangement	131,300	148,200	170,800	131,300
Series 32nd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017 to November 21, 2026
Exercise price | ¥ / shares	¥ 3,364
Number of share options outstanding in share-based payment arrangement	231,400	390,400	516,300	231,400
Series 33rd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017 to November 21, 2026
Exercise price | $ / shares				$ 31.06
Number of share options outstanding in share-based payment arrangement	286,100	330,500	367,900	286,100
Series 34th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018 to November 20, 2027
Exercise price | ¥ / shares	¥ 5,231
Number of share options outstanding in share-based payment arrangement	280,200	434,200	572,500	280,200
Series 35th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018 to November 20, 2027
Exercise price | $ / shares				$ 45.73
Number of share options outstanding in share-based payment arrangement	505,700	620,500	676,400	505,700
Series 36th date of options Granted on February28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 28, 2018
Exercise term	February 28, 2019 to February 27, 2028
Exercise price | ¥ / shares	¥ 5,442
Number of share options outstanding in share-based payment arrangement	1,500	3,900	4,500	1,500
Series 38th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019 to November 19, 2028
Exercise price | ¥ / shares	¥ 6,440
Number of share options outstanding in share-based payment arrangement	596,700	839,900	977,800	596,700
Series 39th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019 to November 19, 2028
Exercise price | $ / shares				$ 56.22
Number of share options outstanding in share-based payment arrangement	654,300	760,500	826,800	654,300
Series 40th date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020 to November 19, 2029
Exercise price | ¥ / shares	¥ 6,705
Number of share options outstanding in share-based payment arrangement	874,600	1,210,100	1,389,700	874,600
Series 41st date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020 to November 19, 2029
Exercise price | $ / shares				$ 60.99
Number of share options outstanding in share-based payment arrangement	916,400	1,076,300	1,190,800	916,400
Series 42nd date of options Granted on April17, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	April 17, 2020
Exercise term	April 17, 2021 to April 16, 2030
Exercise price | $ / shares				$ 63.75
Number of share options outstanding in share-based payment arrangement		13,300	13,300
Series 43rd date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021 to November 17, 2030
Exercise price | ¥ / shares	¥ 9,237
Number of share options outstanding in share-based payment arrangement	1,654,000	2,060,400	2,193,000	1,654,000
Series 44th date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021 to November 17, 2030
Exercise price | $ / shares				$ 87.48
Number of share options outstanding in share-based payment arrangement	1,714,600	1,862,100	1,974,800	1,714,600
Series 45th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022 to November 17, 2031
Exercise price | ¥ / shares	¥ 14,350
Number of share options outstanding in share-based payment arrangement	2,331,200	2,367,500	2,399,100	2,331,200
Series 46th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022 to November 17, 2031
Exercise price | $ / shares				$ 124.9
Number of share options outstanding in share-based payment arrangement	2,137,800	2,277,100	2,391,100	2,137,800
Series 47th date of options Granted on November 16 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 16, 2022
Exercise term	November 16, 2023 to November 15, 2032
Exercise price | ¥ / shares	¥ 11,390
Number of share options outstanding in share-based payment arrangement	2,401,200	2,427,100		2,401,200
Series 48th date of options Granted on November 16 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 16, 2022
Exercise term	November 16, 2023 to November 15, 2032
Exercise price | $ / shares				$ 77.89
Number of share options outstanding in share-based payment arrangement	2,124,000	2,289,500		2,124,000
Series 49th date of options Granted on November 27 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 27, 2023
Exercise term	November 27, 2024 to November 26, 2033
Exercise price | ¥ / shares	¥ 12,942
Number of share options outstanding in share-based payment arrangement	1,294,200			1,294,200
Series 50th date of options Granted on November 27 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 27, 2023
Exercise term	November 27, 2024 to November 26, 2033
Exercise price | $ / shares				$ 85.5
Number of share options outstanding in share-based payment arrangement	1,131,500			1,131,500